TRANSACTIONS WITH AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Transactions with Affiliated Companies
The affiliated company transactions for JCP&L for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
	(In millions)
Revenues	$1	$1	$1
Expenses:
FESC support services (1)	180	166	174
Other affiliate support services (1)	13	26	9
Interest income	1	—	—
Interest expense	6	20	14

(1)	Includes amounts capitalized of $77 million, $74 million and $61 million for 2025, 2024 and 2023, respectively.